LEASES (Details 1) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
2025	$ 240,176
2026	233,792
2027	242,892
2028	158,195
Thereafter	1,406,396
Total	2,281,451
Less: amount representing interest	447,773
Present value of future minimum lease payments	1,833,678
Less: Current obligations	166,122	$ 235,470
Long-term obligations	$ 1,667,556	$ 2,141,421